Financial debt (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)
Tranche 1 5.150%, maturing in April 2034 | TotalEnergies Capital
Financial debt
Interest rate (as percent)	5.15%	5.15%
Amount of bonds issued	$ 1,250
Tranche 2 5.488%, maturing in April 2054 | TotalEnergies Capital
Financial debt
Interest rate (as percent)	5.488%	5.488%
Amount of bonds issued	$ 1,750
Tranche 3 5.638%, maturing in April 2064 | TotalEnergies Capital
Financial debt
Interest rate (as percent)	5.638%	5.638%
Amount of bonds issued	$ 1,250
Bond 5.125% issued in 2009 and maturing in March 2024 | TotalEnergies Capital
Financial debt
Interest rate (as percent)	5.125%	5.125%
Amount of bonds reimbursed | €		€ 950
Bond 3.700% issued in 2013 and maturing in January 2024 | TotalEnergies Capital International
Financial debt
Interest rate (as percent)	3.70%	3.70%
Amount of bonds reimbursed	$ 1,000
Bond 3.750% issued in 2014 and maturing in April 2024 | TotalEnergies Capital International
Financial debt
Interest rate (as percent)	3.75%	3.75%
Amount of bonds reimbursed	$ 1,250